STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Cash Flows from Operating Activities
Net loss attributable to ordinary shareholders	$ (14,756)	$ (208,143)	$ (222,899)
Changes in operating assets and liabilities:
Increase in prepaid expense and other current assets	(12,596)	(6)	(12,602)
Increase in due from Affiliate	(61,458)	61,457	0
Increase in accounts payable and accrued expenses	27,500	12,500	40,000
Net cash used in operating activities	(61,310)	(134,192)	(195,501)
Cash Flows from Investing Activities
Restricted cash equivalents held in Trust Account	(22,440,000)	(934,785)	(23,374,786)
Cash Flows from Financing Activities
Proceeds from note payable, shareholder	125,000	0	125,000
Proceeds from issuance of ordinary shares to initial shareholder	25,000	0	25,000
Proceeds from public offering	22,000,000	0	22,000,000
Proceeds from issuance of warrants	1,500,000	0	1,500,000
Proceeds from over-allotment	0	955,000	955,000
Payment of note payable, shareholder	(125,000)	0	(125,000)
Payment of offering costs	(678,172)	(65,671)	(743,843)
Net cash provided by financing activities	22,846,828	889,329	23,736,157
Net increase in cash	345,518	(179,648)	165,870
Cash at beginning of the period	0	345,518	0
Cash at end of the period	345,518	165,870	165,870
Supplemental disclosure of non-cash financing activities:
Accrued offering costs	41,458	0	0
Deferred underwriting fee	181,253	1,385	182,638
Deferred legal fee	$ 50,000	$ 0	$ 50,000